BETTER 10K - PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	6. PROPERTY AND EQUIPMENTProperty and equipment consists of the following:As of December 31,(Amounts in thousands)20222021Computer and Hardware$18,688 $23,850 Furniture and equipment3,105 4,559 Land and buildings3,030 — Leasehold improvements21,661 19,866 Finance lease assets3,761 3,761 Total property and equipment50,245 52,035 Less: Accumulated depreciation(19,741)(11,076)Property and equipment, net$30,504 $40,959 Total depreciation expense on property and equipment for the years ended December 31, 2022 and 2021 was $13.7 million and $7.6 million, respectively. Finance lease assets primarily include furniture and IT equipment. An impairment of $3.0 million and none was recognized for the years ended December 31, 2022 and 2021, respectively, related to computer and hardware.